Investment Strategy - Defiance AI Hyperscale Leaders ETF	Jul. 09, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Overview

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by primarily investing (directly or indirectly) in U.S.-listed equity securities of companies that the Adviser believes are leaders in enabling, developing, or benefiting from the hyper-scaling of artificial intelligence (“AI”) computing infrastructure to efficiently train, deploy, and run complex AI models by demonstrating strong scalability, positive revenue growth and profitability, i.e., AI Hyperscale Leaders (as defined below).

The Adviser seeks to identify companies that, in the Adviser’s view, are well positioned to benefit from the increasing adoption and deployment of AI technologies including companies that own and operate global AI compute infrastructure, including cloud platforms, emerging AI-native cloud providers, data center expansion, AI model deployment infrastructure, development of AI models, development of the AI ecosystem, semiconductors, AI-related software platforms, or technologies that support AI-driven applications.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in a combination of equity securities issued by AI Hyperscale Leaders (defined below) or derivatives instruments that provide exposure to those securities. For purposes of compliance with this investment policy, derivative instruments will be valued at their notional value.

The Fund defines “AI Hyperscale Leaders,” as companies that meet the criteria described in A, B, C, and D below:

A.	AI Business Activity. Companies that meet one or more of the following:

a.	Derive at least 50% of their revenues from AI compute infrastructure, cloud platforms, emerging AI-native cloud providers, data center expansion, AI model deployment infrastructure, development of AI models, development of the AI ecosystem, semiconductors, AI-related software platforms, or technologies that support AI-driven applications;

b.	Allocate at least 50% of their assets or capital expenditures to AI compute infrastructure, cloud platforms, emerging AI-native cloud providers, data center expansion, AI model deployment infrastructure, development of AI models, development of the AI ecosystem, semiconductors, AI-related software platforms, or technologies that support AI-driven applications; or

c.	Incur at least 50% of their research and development expenditures related to AI compute infrastructure, cloud platforms, emerging AI-native cloud providers, data center expansion, AI model deployment infrastructure, development of AI models, development of the AI ecosystem, semiconductors, AI-related software platforms, or technologies that support AI-driven applications;

B.	Scalability. Companies with a positive ratio of revenue growth rate to operating expense growth rate. This means that the company’s revenue must be growing at a faster rate than its operating expenses, generally indicating efficiency in scaling operations;

C.	Revenue Growth: Companies with year-over-year positive annual revenue growth rate based on data from the most recently reported fiscal year end; and

D.	Profitability: Companies must have a positive gross profit margin (the percentage of revenue remaining after deducting the cost of goods sold) based on data from the most recently reported fiscal quarter.

Direct/Synthetic Investments: The Fund will invest in the equity securities of AI Hyperscale Leaders, including common stocks, business trust shares, American Depositary Receipts (“ADRs”), and other equity interests, either directly or indirectly (synthetically). When investing indirectly the Fund will invest in derivative instruments, including options, swaps and futures contracts to gain economic exposure to the equity securities of AI Hyperscale Leaders when the portfolio managers believe doing so is in the best interest of the Fund based on relevant market factors.

When making buys and sell decisions for the Fund, the Adviser also will also consider additional measures of profitability, financial discipline, and growth metrics to construct a portfolio of companies it believes are well-positioned for continued expansion and competitive advantage in AI-driven markets.

The Fund will typically invest in a portfolio of approximately 5 to 50 companies. The Adviser will determine the portfolio weight of each company, in its discretion, after considering factors, including market capitalization, liquidity, and the Adviser’s assessment of each company’s growth potential, AI exposure, and risk profile.

Fund Attributes

The Fund is classified as “non-diversified,” which means it may invest a greater percentage of its assets in a smaller number of issuers than a diversified fund.

The Fund will have concentrated investment exposure in companies in the artificial intelligence (AI) industry and in industries that primarily develop, deploy or operate AI-related technologies and services.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in a combination of equity securities issued by AI Hyperscale Leaders (defined below) or derivatives instruments that provide exposure to those securities.